Composition of Certain Financial Statement Line Items	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Composition of Certain Financial Statement Line Items	Composition of Certain Consolidated Financial Statement Line Items
Property and Equipment, Net
Property and equipment consisted of the following:

(in thousands)	December 31, 2021	December 31, 2020
Laboratory equipment	$4,032	$2,256
Leasehold improvements	8	169
Computer hardware	157	105
Furniture, fixtures and office equipment	1	126
Construction in progress	279	—
	4,477	2,656
Less: Accumulated depreciation	(1,994)	(1,285)
Total	$2,483	$1,371
The Company recorded $1.0 million and $0.7 million of depreciation expense for the years ended December 31, 2021 and 2020, respectively, which was primarily allocated to research and development expense.
Other Long Term Assets
Other long term assets consisted of the following:

(in thousands)	December 31, 2021	December 31, 2020
Restricted cash	$842	$612
Deposits	155	315
Deferred offering costs	—	212
Total	$997	$1,139
Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following:

(in thousands)	December 31, 2021	December 31, 2020
Employee compensation	$1,465	$484
Accrued professional and consulting fees	411	452
Accrued facilities	337	—
Accrued research and development	518	—
Other	388	133
Total	$3,119	$1,069
Cash, Cash Equivalents and Restricted Cash
Cash, cash equivalents and restricted cash consisted of the following:

(in thousands)	December 31, 2021	December 31, 2020
Cash and cash equivalents	$185,619	$36,607
Restricted cash included in other long term assets	842	612
Total	$186,461	$37,219